Derivatives and fair value measurements - Income Statement Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative
Cost of revenues - third parties	$ (3,000,061)	$ (3,299,798)
Interest and finance cost	(13,264)	(17,097)
Total	(182)	(4,420)
Fuel pricing contracts
Derivative
Cost of revenues - third parties	284	4,199
Interest rate contracts
Derivative
Interest and finance cost	$ 102	$ (221)